Segment reporting - Other financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical areas
Total assets	$ 64,421	$ 86,775
Intangible assets	680	4,124
Property and equipment	899	788	$ 859
Right-of-use assets	818	1,116
Amortization of intangible assets	704	1,029
Depreciation of property and equipment	672	518
Depreciation of right-of-use assets	228	332
Canada
Geographical areas
Total assets	57,694	81,529
Intangible assets	680	4,124
Property and equipment	212	490
Right-of-use assets	818	1,106
Amortization of intangible assets	704	1,029
Depreciation of property and equipment	59	408
Depreciation of right-of-use assets	219	234
USA
Geographical areas
Total assets	3,010	2,068
Property and equipment	687	298
Depreciation of property and equipment	613	110
Germany
Geographical areas
Total assets	1,288	1,445
China
Geographical areas
Total assets	56	81
Right-of-use assets		10
Depreciation of right-of-use assets	9	8
Finland
Geographical areas
Total assets	$ 2,373	1,652
Depreciation of right-of-use assets		$ 90